Government Loans Payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2020	May 31, 2020
Government Loans Payable [Line Items]
Handling charge and filing fee		$ 100	$ 100
Maturity of the loan	30 years
Economic Injury Disaster Loan [Member]
Government Loans Payable [Line Items]
Loan amount		$ 215,600	$ 215,600
Government Loans Payable [Member]
Government Loans Payable [Line Items]
Loan interest rate	3.75%
Installment payments including principal and interest	$ 515